Trade receivables, prepayments and other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Trade Receivables Pre payments and other Receivables [Abstract]
Summary of trade receivables pre payments and other receivables

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Trade receivables	318,044	304,761
Less: loss allowance	(65,437)	(63,389)
Trade receivables, net of loss allowance	252,607	241,372
Receivables from payments made on behalf of customers, net of allowance	31,917	22,814
Receivables from loans to employees (Note (i))	18,501	—
Other receivables	50,418	22,814
Trade and other receivables at amortized cost	303,025	264,186
Prepayments to suppliers	67,542	46,151
Refundable value-added tax	64,678	96,596
Others	15,014	25,566
Prepayments and others	147,234	168,313
Prepayments and other receivables	197,652	191,127
Total trade receivables, prepayments and other receivables	450,259	432,499

Note:

(i)	In June 2023, the Group provided a one-year loan with a principal amount of USD1.5 million (equivalent to RMB10.9 million) to an employee at an interest rate of 4.43%. The principal of USD1.0 million was repaid in 2024, and the remaining principal of USD0.5 million and the cumulative interest of USD80 thousand was repaid in May 2025.

In December 2024 and January 2025, the Group provided one-year loans with total principal amount of USD2.0 million (equivalent to RMB14.6 million) and USD50 thousand (equivalent to RMB359 thousand) respectively, to another employee at an interest rate of 4.30%. The principal of USD2.05 million and the cumulative interest of USD26 thousand was repaid in April 2025.

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivables	302,482	318,044
Less: loss allowance (Note 31(a))	(35,549)	(65,437)
Trade receivables, net of loss allowance	266,933	252,607
Receivables from payments made on behalf of customers, net of allowance	52,952	31,917
Receivables from loans to employees (Note (i))	10,859	18,501
Other receivables	63,811	50,418
Trade and other receivables at amortized cost	330,744	303,025
Prepayments to suppliers	49,955	67,542
Refundable value-added tax	49,493	64,678
Others	29,271	15,014
Prepayments and others	128,719	147,234
Prepayments and other receivables	192,530	197,652
Total trade receivables, prepayments and other receivables	459,463	450,259

Note:

(i)	In June 2023, the Group provided a one-year loan with a principal amount of USD1.5 million (equivalent to RMB10.9 million) to an employee at an interest rate of 4.43%. The principal of USD1.0 million (equivalent to RMB7.1 million) was repaid in 2024, and the term for the remaining principal of USD0.5 million (equivalent to RMB3.6 million) and the cumulative interest of USD0.1 million (equivalent to RMB0.6 million) was extended to be repaid in June 2025.

Summary of aging analysis of trade receivables

As at the end of each reporting period, the aging analysis of trade receivables based on the invoice date, is as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Within 1 year	182,978	179,986
More than 1 year	119,504	138,058
	302,482	318,044